Loss and Loss Adjustment Expense Reserves - Summary of Loss and Loss Adjustment Expenses Incurred by Accident Year (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] $ in Millions	Dec. 31, 2020 USD ($) Claims	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 46.0
IBNR	$ 7.3
Cumulative Number of Reported Claims | Claims	49,912
2015 [Member]
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | Claims	7
2016 [Member]
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 1.8	1.8	1.9	1.9	2.5	0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | Claims	713
2017 [Member]
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 4.0	4.0	4.4	5.2	0.0	0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | Claims	3,118
2018 [Member]
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 7.2	7.2	7.8	0.0	0.0	0.0
IBNR	$ 0.6
Cumulative Number of Reported Claims | Claims	6,156
2019 [Member]
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 4.9	4.8	0.0	0.0	0.0	0.0
IBNR	$ 0.3
Cumulative Number of Reported Claims | Claims	13,676
2020 [Member]
Claims Development [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 28.1	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
IBNR	$ 6.4
Cumulative Number of Reported Claims | Claims	26,242